Cash and Cash Equivalents, Net - Schedule of Cash and Cash Equivalents, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Cash and Cash Equivalents, Net [Abstract]
Petty cash	$ 454	$ 905
Bank balances	1,300	982
Cash and cash equivalents	$ 1,754	$ 1,887